Cost of Sales - Disclosure of cost of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Production costs	$ 1,167	$ 1,089	$ 914
Amortisation and depreciation of mining assets	192	179	144
Amortisation and depreciation of assets other than mining assets	8	6	5
Rehabilitation expenditure/(credit)	5	2	(3)
Care and maintenance costs of restructured shafts	10	8	8
Employment termination and restructuring costs	16	5	1
Share-based payments	19	29	23
Impairment of assets	386	131	(3)
Other	(3)	(1)	(1)
Total cost of sales	$ 1,800	$ 1,448	$ 1,088